Equity-Accounted Investees	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Equity-Accounted Investees
20. Equity-Accounted Investees
Joint Venture – UNIO
In July 2022, Mynaric AG entered into a joint venture agreement with Isar Aerospace Technologies GmbH, REFLEX aerospace GmbH, and SES Astra Services Europe S.a.r.l. and established UNIO Enterprise GmbH, Munich. The share capital amounted to €25,000 and the shareholding is 25% for each shareholder. The Group recognized UNIO as equity-accounted investee in the Group’s condensed consolidated statements of financial position.